File Nos. 333-42105 and 811-08547


     As filed with the Securities and Exchange Commission on April 30, 2001




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                              ----

         Pre-Effective Amendment No.                          ----

         Post-Effective Amendment No. 4                        X
                                                              ----

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                             X
                                                              ----

         Amendment No. 5                                       X
                                                              ----

                        (Check appropriate box or boxes)

                           PIONEER INDEPENDENCE FUND

               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

       Registrant's Telephone Number, including Area Code: (617) 742-7825

      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

           ___      immediately upon filing pursuant to paragraph (b)
            X       on May 1, 2001 pursuant to paragraph (b)
           ---
           ___      60 days after filing pursuant to paragraph (a)(1)
           ___      on [date] pursuant to paragraph (a)(1)
           ___      75 days after filing pursuant to paragraph (a)(2)
           ___      on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

           ___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               [Pioneer Logo] PIONEER
                                                              Investments[RegTM}

Pioneer
Independence Fund
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                                                        Prospectus, May 1, 2001


Contents

Basic information about the fund           1
Management                                 6
Buying, exchanging and selling shares      7
Dividends, capital gains and taxes        16
Financial highlights                      17

Shares of the fund are offered to the general public only through investments in Pioneer Independence Plans. The creation and sales charges for these plans may amount to 50% of the first 12 investments made. The accompanying Pioneer Independence Plans prospectus includes details of Pioneer Independence Plans, including creation and sales charges. Please read it and retain for future reference.

Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

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 An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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 Contact your investment professional to discuss how the fund fits into your portfolio.
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Basic information about the fund


Investment objective
Capital growth.


Principal investment strategies

The fund invests at least 80% of its assets in equity securities. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.



Pioneer Investment Management, Inc., the fund's investment adviser, seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
- Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company
- Above average potential for earnings and revenue growth
- Management with demonstrated ability and commitment to the company
- Low market valuations relative to earnings forecast, book value, cash flow and sales


Principal risks of investing in the fund

Even though the fund seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
- The stock market goes down (this risk may be greater in the short term)
- Value stocks fall out of favor with investors
- The fund's investments do not have the growth potential originally expected

Basic information about the fund

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year.


The fund's past performance does not necessarily indicate how it will perform in the future.
As a shareowner, you may lose or make money on your investment.


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Fund performance

The chart shows the performance of the fund's shares for each full calendar year since the fund's inception on March 16, 1998. The chart does not reflect any creation and sales charge you may pay when you buy fund shares. The creation and sales charge will reduce your return.


The highest calendar quarterly return was 15.33% (9/30/99 to 12/31/99)

The lowest calendar quarterly return was 7.07% (6/30/99 to 9/30/99)

For the calendar quarter ended March 31, 2000, the total return was -6.97%



Annual return
(Year ended December 31)

1999      22.88%
2000      15.38%


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Comparison with the Russell 1000 Index

The table shows the average annual total returns for the shares of the fund over time and compares these returns to the returns of the Russell 1000 Index. The Russell 1000 Index is a recognized measure of the performance of the 1,000 largest stocks, based on capitalization, in the Russell 3000 Index. Unlike the fund, the index is not managed and does not incur expenses. The table:

- Assumes that you sell your shares at the end of the period
- Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)

(for periods ended December 31, 2000)



                                    Since  Inception
                       1 Year   Inception       Date
----------------------------------------------------
Fund                   15.38       12.14    3/16/98
----------------------------------------------------
Russell 1000 Index     -7.79        8.43          -
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Fees and expenses

These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest directly in the fund.



Shareowner fees
paid directly from your investment
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Maximum sales charge (load) when you buy shares as a
  percentage of offering price                                   None
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Maximum deferred sales charge (load) as a percentage
  of offering price or the amount you receive when you
  sell shares, whichever is less                                 None
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Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets
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 Management Fee                               0.75%
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 Distribution and Service (12b-1) Fee         0.25%
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 Other Expenses                               2.76%
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 Total Annual Operating Expenses              3.76%
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 Fee Waiver and Expense Limitation(1)        (2.26)%
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Net Expenses(1)                               1.50%
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(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 1.50% of the average daily net assets of the fund.



Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.



Although your actual costs may be higher or lower, under these assumptions your costs would be:



    Number of years you own your shares
-------------------------------------------
     1         3           5          10
-------------------------------------------
  $153      $941      $1,748      $3,857
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Basic information about the fund

Other investment strategies and related risks
As discussed, the fund invests primarily in equity securities.


This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


More on principal investments

The fund may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.


Investments in initial public offerings

To the extent consistent with its investment objective, the fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings represent a significant portion of the fund's past investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will continue to result in positive investment performance. In addition, as the fund grows in size, the impact of investments in initial public offerings on the overall performance of the fund's portfolio is likely to decrease.


Investments other than U.S. common stocks

The fund may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. corporate and government issuers, including up to 10% of its assets in the securities of emerging markets issuers. The fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation compared to U.S. securities. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed non-U.S. countries. However, these risks are more pronounced for issuers of securities in emerging markets. These risks may include:
- Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
- Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

- Adverse effect of currency exchange rates or controls on the value of the fund's investments

- The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
- Economic, political and social developments may adversely affect the securities markets

- Withholding and other non-U.S. taxes may decrease the fund's return


The fund may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Temporary investments

Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors.


Short-term trading

The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.


Derivatives

The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
- As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
- As a substitute for purchasing or selling securities
- To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.


Portfolio turnover

The fund's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the fund and its shareholders. See "Financial highlights" for actual annual turnover rates.

Management


Pioneer, the fund's investment adviser,

selects the fund's investments and oversees the fund's operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.


Investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.



Portfolio manager

Since March 2000, day-to-day management of the fund's portfolio has been the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher (who previously co-managed the fund's investments) and including the fund's assistant portfolio manager since April 2000, Michael P. Bradshaw. This team meets to discuss holdings, prospective investments and portfolio composition and manages and provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Ms. Hamacher, chief investment officer of Pioneer has general responsibility for Pioneer's investment operations. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997.



Management fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.75% of the fund's average daily net assets. The fee is normally computed daily and paid monthly.


Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares
directly owned

Net asset value


The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).



The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day when you cannot buy or sell shares of the fund.



You buy or sell shares at the share price.


Distribution plan

The fund has adopted a distribution plan for the shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.



[Begin sidenote]

[Graphic of Magnifying Glass]

Share price

The net asset value per share calculated on the day of your transaction.

[End sidenote]

Buying exchanging and selling shares directly owned


General rules on buying, exchanging and selling your fund shares


[Begin sidenote]


[Graphic of Question Mark]

Consult your investment professional to learn more about buying, exchanging or selling fund shares.

[End sidenote]


Share price

If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.



Buying

The accompanying plan prospectus describes the methods of buying fund shares through Pioneer Independence Plans.


You may buy shares of the fund directly from the fund's transfer agent (at net asset value) only through one of the following:

- an employer-sponsored retirement plan established for the benefit of employees of Pioneer, or employees of its affiliates; or


- an employer-sponsored retirement plan established for the benefit of employees or affiliates of dealers which have entered into agreements with the distributor to sell Pioneer Independence Plans


There is no minimum initial or minimum subsequent investment amount.



The fund has entered into an agreement with the distributor under which the fund issues shares at net asset value to State Street Bank and Trust Company as custodian for the plans. The plan custodian will generally hold all shares of the fund on behalf of the plan owners in accordance with the terms of the applicable plan prospectus. A plan owner may own fund shares directly:

- if the plan owner has completed or terminated a plan or
- as a result of a partial withdrawal from a plan causing fund shares to be transferred into a non-contributory account


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  Direct purchases of the fund

  The fund will sell its shares to the general public only through Pioneer Independence Plans.

  You may exchange and sell shares of the fund only if you hold them directly. Otherwise, please consult the accompanying Pioneer Independence Plans prospectus.
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Exchanging

You may exchange your shares for Class A shares of another Pioneer mutual fund. Fund shares exchanged for shares of another Pioneer mutual fund may not be exchanged back to Pioneer Independence Fund.


Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge.


Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.


Selling

Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.


The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.


[Begin sidenote]

[Graphic of Column]

You may have to pay income taxes on a sale or an exchange.

[End sidenote]


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  Good order means that:
  - You have provided adequate instructions
  - There are no outstanding claims against your account
  - There are no transaction limitations on your account
  - If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
  - Your request includes a signature guarantee if you:
     - Are selling over $100,000 or exchanging over $500,000 worth of shares
     - Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     - Want the check paid to someone other than the account owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
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Buying, exchanging and selling shares directly owned

                     ---------------------------------------------------   ----------------------------------------------------
                     Buying shares                                         Exchanging shares
                     ---------------------------------------------------   ----------------------------------------------------
      Through your   You can buy can buy fund shares only through          Normally, your investment firm will send
   investment firm   Pioneer Independence Plans. Consult your              your exchange request to the fund's
                     investment professional for more information.         transfer agent. Consult your investment
                     Your investment firm may receive a commission         professional for more information about
                     from the distributor for your purchase of             exchanging your shares.
                     fund shares. The distributor or its affiliates
                     may pay additional compensation, out of their
                     own assets, to certain investment firms or
                     their affiliates based on objective criteria
                     established by the distributor.

                     ---------------------------------------------------   ----------------------------------------------------

          By phone   You can use the telephone purchase privilege          You can exchange fund shares by phone if:
                     if you have an existing employer-sponsored            o You are using the exchange to establish a new
                     retirement account established outside Pioneer          account, provided the new account has a
                     Independence Plans. You can purchase additional         registration identical to the original account
                     fund shares by phone if:                              o You are exchanging into Class A shares of
                     o You established your bank account of record at        another Pioneer mutual fund
                       least 30 days ago                                   o You are not exchanging more than $500,000
                     o Your bank information has not changed for at          worth of shares per account per day
                       least 30 days                                       o You can provide the proper account identification
                     o You are not purchasing more than $25,000              number
                       worth of shares per account per day
                     o You can provide the proper account identification
                       information


                     When you request a telephone purchase,
                     the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

                     ---------------------------------------------------   ----------------------------------------------------

       In writing,   You can purchase fund shares for an existing          You can exchange fund shares by mailing
           by mail   employer-sponsored retirement account established     or faxing a letter of instruction to the transfer
         or by fax   outside Pioneer Independence Plans by mailing a       agent. You can exchange fund shares directly
                     check to the transfer agent. Make your check          through the fund only if your account is registered
                     payable to the fund. Neither initial nor              in your name. However, you may not fax an
                     subsequent investments should be made by third        exchange request for more than $500,000.
                     party check. Your check must be in U.S. dollars       Include in your letter:
                     and drawn on a U.S. bank. Include in your             o The name, social security number and signature
                     purchase request the fund's name, the                   of all registered owners
                     account number and the name or names in the           o A signature guarantee for each registered owner
                     account registration.                                   if the amount of the exchange is more than
                                                                             $500,000
                                                                           o The name of the fund out of which you are
                                                                             exchanging and the name of the fund into which
                                                                             you are exchanging
                                                                           o The class of shares you are exchanging
                                                                           o The dollar amount or number of shares you are
                                                                             exchanging

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Selling Shares
-----------------------------------------------------     How to contact us

Normally, your investment firm will send                  By phone [Graphic of Telephone]
your request to sell shares to the fund's
transfer agent. Consult your investment                   For information or to request a telephone
professional for more information. The fund               transaction between 8:00 a.m. and 9:00 p.m.
has authorized the distributor to act as its agent in     (Eastern time) by speaking with a shareholder
the repurchase of fund shares from qualified              services representative call
investment firms. The fund reserves the right to          1-800-225-6292
terminate this procedure at any time.                     To use FactFone(SM) call
                                                          1-800-225-4321
-----------------------------------------------------     Telecommunications Device for the Deaf (TDD)
                                                          1-800-225-1997
You may sell up to $100,000 per account per
day. You may sell fund shares held in a retirement        By mail [Graphic of Envelope]
plan account by phone only if your account is an
IRA. You may not sell your shares by phone if you         Send your written instructions to:
have changed your address (for checks) or your            Pioneer Investment Management
bank information (for wires and transfers) in the         Shareholder Services, Inc.
last 30 days.                                             P.O. Box 9014
You may receive your sale proceeds:                       Boston, Massachusetts 02205-9014

o By check, provided the check is made payable            By phone [Graphic of Fax]
  exactly as your account is registered
                                                          Fax your exchange and sale requests to:
o By bank wire or by electronic funds transfer,           1-800-225-4240
  provided the sale proceeds are being sent to
  your bank address of record                             ------------------------------------------------

-----------------------------------------------------     ------------------------------------------------

You can sell some or all of your fund shares by           Exchange privilege
writing directly to the fund only if your account
is registered in your name. Include in your request       The fund and the distributor reserve the
your name, your social security number, the fund's        right to refuse any exchange request or
name, your fund account number, the class of              restrict, at any time without notice,
shares to be sold, the dollar amount or number            the number and/or frequency of exchanges
of shares to be sold and any other applicable             to prevent abuses of the exchange
requirements as described below. The transfer             privilege. Abuses include frequent
agent will send the sale proceeds to your address         trading in response to short-term market
of record unless you provide other instructions.          fluctuations and a pattern of trading
Your request must be signed by all registered             that appears to be an attempt to "time
owners and be in good order. The transfer agent           the market." In addition, the fund and
will not process your request until it is received        the distributor reserve the right, at
in good order. You may sell up to $100,000 per            any time without notice, to charge a fee
account per day by fax.                                   for exchanges or to modify, limit or
                                                          suspend the exchange privilege. The fund
                                                          will provide 60 days' notice of material
                                                          amendments to or termination of the
                                                          privilege.

                                                          Fund shares exchanged for shares of another
                                                          Pioneer mutual fund may not be exchanged back
                                                          to Pioneer Independence Fund.
                                                          ------------------------------------------------

Buying, exchanging and selling shares directly owned

Account options

These options are available only if you hold fund shares directly. Otherwise, please consult the accompanying prospectus.

Automatic exchanges

You can automatically exchange your fund shares for Class A shares of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
- You must select exchanges on a monthly or quarterly basis
- Both the originating and receiving accounts must have identical registrations
- The originating account must have a minimum balance of $5,000

Distribution options

The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends

You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer Value Fund). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.



Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
- Your account must have a total value of at least $10,000 when you establish your plan
- You must request a periodic withdrawal of at least $50

Systematic sales of fund shares may be taxable transactions for you.


Direct deposit

If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.


Voluntary tax withholding

You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Buying, exchanging and selling shares directly owned

Shareowner services

These options are available only if you hold fund shares directly. Otherwise, please consult the accompanying prospectus.

Pioneer website
www.pioneerfunds.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
- Your current account information
- Prices, returns and yields of all publicly available Pioneer mutual funds
- Prospectuses for all the Pioneer mutual funds

- A copy of Pioneer's privacy notice



FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
- Obtain current information on your Pioneer mutual fund accounts
- Inquire about the prices and yields of all publicly available Pioneer mutual funds
- Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
- Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).


Household delivery of fund documents

With your consent, Pioneer may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.


Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.


Tax information

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.


TDD 1-800-225-1997

If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.



Privacy

The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice accompanies this prospectus. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

These policies apply only if you hold fund shares directly. Otherwise, please consult the accompanying prospectus.

Signature guarantees and other requirements

You are required to obtain a signature guarantee when you are:
- Requesting certain types of exchanges or sales of fund shares
- Redeeming shares for which you hold a share certificate
- Requesting certain types of changes for your existing account


You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.


Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.


Telephone access

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.


Share certificates

Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your shares. A fee may be charged for this service.


Other policies

The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90-day period are less than $250,000 or 1% of the fund's net assets.

Dividends, capital gains and taxes


[Begin sidenote]

[Graphic of Column]

Sales and exchanges may be
taxable transactions to shareowners.

[End sidenote]


Dividends and capital gains

The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.


Taxes

For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.


You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

Financial highlights

The financial highlights table helps you understand

the fund's financial performance since inception.


Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.



Pioneer Independence Fund
                                                                                                   March 16,
                                                                                                   1998 to
                                                              For the year ended December 31     December 31,
                                                              ------------------------------
                                                                    2000           1999            1998(a)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 11.36        $  9.63         $   10.00
                                                                  ----------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.03)       $ (0.01)        $   (0.01)
 Net realized and unrealized gain (loss) on investments              1.77           2.19             (0.27)
                                                                  ----------------------------------------
 Net increase (decrease) from investment operations               $  1.74        $  2.18         $   (0.28)
Distributions to shareholders:
 Net investment income                                                 --          (0.01)            (0.09)
 Net realized gain                                                  (0.62)         (0.44)               --
                                                                  ----------------------------------------
Net increase (decrease) in net asset value                        $  1.12        $  1.73         $   (0.37)
                                                                  ----------------------------------------
Net asset value, end of period                                    $ 12.48        $ 11.36         $    9.63
                                                                  ----------------------------------------
Total return*                                                       15.38%         22.88%            (2.78)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+                         1.48%          1.58%             1.68%**
Ratio of net investment income (loss) to average net assets+        (0.35)%        (0.11)%           (0.30)%**
Portfolio turnover rate                                                98%           106%              118%**
Net assets, end of period (in thousands)                          $30,256        $12,018         $   3,335
Ratios assuming no waiver of management fees and assumption of expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                        3.76%          6.18%            17.26%**
 Net investment income (loss)                                       (2.63)%        (4.71)%          (15.88)%**
Ratios assuming waiver of management fees and assumption of
expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                        1.46%          1.50%             1.50%**
 Net investment income (loss)                                       (0.33)%        (0.03)%           (0.12)%**


--------------------------------------------------------------------------------
(a) The per share data presented above is based upon the average shares outstanding for the period presented.


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at each end of the period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

                                     Notes

                                     Notes

Pioneer
Independence Fund


You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.



Shareowner reports

Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


Statement of additional information

The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.


Visit our website
www.pioneerfunds.com


You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-08547)



[Pioneer Logo] Pioneer Funds Distributor, Inc.
               60 State Street
               Boston, MA 02109
                                                                    1264-00-0401
               www.pioneerfunds.com           (C)Pioneer Funds Distributor, Inc.

                            PIONEER INDEPENDENCE FUND
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2001

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's prospectus and the Pioneer Independence Plans prospectus, each dated May 1, 2001, as supplemented or revised from time to time. A copy of each prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the fund at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the prospectuses from our website at: www.pioneerfunds.com. The fund's financial statements for the fiscal year ended December 31, 2000 are incorporated into this statement of additional information by reference. The most recent annual report to shareholders is attached to this statement of additional information.


Shares of the fund are offered to the general public only through investments in Pioneer Independence Plans. The Pioneer Independence Plans prospectus includes details of Pioneer Independence Plans, including creation and sales charges.

                                TABLE OF CONTENTS
                                                                           Page


1.   Fund History.............................................................2
2.   Investment Policies, Risks and Restrictions..............................2
3.   Management of the Fund..................................................19
4.   Investment Adviser......................................................23
5.   Principal Underwriter and Distribution Plan.............................25
6.   Shareholder Servicing/Transfer Agent....................................27
7.   Plan Custodian..........................................................27
8.   Custodian...............................................................27
9.   Independent Public Accountants..........................................27
10.  Portfolio Transactions..................................................26
11.  Description of Shares...................................................29
12.  Sales Charges...........................................................30
13.  Redeeming Shares........................................................31
14.  Exchanging Shares.......................................................32
15.  Pricing of Shares.......................................................34
16.  Tax Status..............................................................34
17.  Investment Results......................................................39
18.  Financial Statements....................................................41
19.  Appendix A - Annual Fee, Expense and Other Information..................42
20.  Appendix B - Description of Short-Term Debt, Corporate Bond
     and Preferred Stock Ratings.............................................45
21.  Appendix C - Performance Statistics.....................................51
22.  Appendix D - Other Pioneer Information..................................68

1.    FUND HISTORY

The fund is a diversified open-end management investment company organized as a Delaware business trust on December 8, 1997.

2.    INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The prospectus presents the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectus and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

Primary Investments

Under normal circumstances, the fund invests at least 80% of its total assets in common stocks and other equity investments described in the prospectuses.

Illiquid Securities

The fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes. If the fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.


Investments in Initial Public Offerings

To the extent consistent with its investment objective, the fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of the fund's investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will result in positive investment performance. In addition, as the fund's portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the fund is likely to decrease.

Debt Securities Selection

In selecting fixed income securities for the fund, Pioneer gives primary consideration to the fund's investment objective, the attractiveness of the market for debt securities given Pioneer's outlook for the equity markets and the fund's liquidity requirements. Once Pioneer determines to allocate a portion of the fund's assets to debt securities, Pioneer generally focuses on short-term instruments to provide liquidity and may invest in a range of fixed income securities if the fund is investing in such instruments for income or capital gains. Pioneer selects individual securities based on broad economic factors and issuer specific factors including the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

Convertible Debt Securities

The fund may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Short-Term Investments

For temporary defensive or cash management purposes, the fund may invest in all types of short-term investments including, but not limited to, corporate commercial paper and other short-term commercial obligations issued by domestic companies; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks located in the U.S.; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; and repurchase agreements.

Debt Securities Rating Criteria

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other nationally recognized securities rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security falls below investment grade, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized securities rating organizations. See Appendix B for a description of rating categories. The fund may invest in debt securities rated "C" or better.


Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the fund's net asset value to the extent that it invests in such securities. In addition, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.


The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the fund's net asset value.


Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

Risks of Non-U.S. Investments


Investing in the securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the fund's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of the fund's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.


Non-U.S. Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S.

companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for the fund to price its portfolio securities accurately or to dispose of such securities at the times determined by Pioneer to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the fund's operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, Political and Social Factors. Certain countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the fund could lose its entire investment in that country.


Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the fund's investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the fund's operation.


Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.


Unanticipated political or social developments may also affect the values of the fund's investments and the availability to the fund of additional investments in such countries. During 1997 and 1998, the political stability, economies and securities and currency markets of many markets in India and the Asian subcontinent experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue or spread to other countries in the region.


Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.


Currency Risks. The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The fund's investment performance may be negatively affected by a devaluation of a currency in which the fund's investments are quoted or denominated. Further, the fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.


Custodian Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the fund against loss or theft of its assets.

Withholding and Other Taxes. The fund will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to the fund's investments in such countries. These taxes will reduce the return achieved by the fund. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

Economic Monetary Union (EMU). On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Real Estate Investment Trusts ("REITs") and Associated Risk Factors

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.


Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

Other Investment Companies

The fund may invest in the securities of other investment companies to the extent that such investments are consistent with the fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result,
(i) more than 10% of the fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the fund, or (iii) more than 5% of the fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The fund will not invest in other investment companies for which Pioneer or any of its affiliates act as an investment adviser or distributor.

The fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund's own operations.

Investments in Depositary Receipts. The fund may hold securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets.


ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the fund will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

For purposes of the fund's investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the underlying equity securities of non-U.S. issuers. The fund may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent the fund invests in such unsponsored depositary receipts there may be an increased possibility that the fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

Repurchase Agreements


The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.


Short Sales Against the Box

The fund may sell securities "short against the box." A short sale involves the fund borrowing securities from a broker and selling the borrowed securities. The fund has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, the fund at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The fund intends to use short sales against the box to hedge. For example, when the fund believes that the price of a current portfolio security may decline, the fund may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If the fund effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which the fund may make short sales against the box.

Asset Segregation

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

When-Issued and Delayed Delivery Securities


The fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. The fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets. See "Asset Segregation."


Portfolio Turnover

It is the policy of the fund not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the fund. See Appendix A for the fund's annual portfolio turnover rate.

Foreign Currency Transactions

The fund may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. The fund also has authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the fund will be engaged in hedging activities when adverse exchange rate movements occur. The fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneer.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The fund may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if Pioneer determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency, if Pioneer determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The cost to the fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the fund's foreign assets.

While the fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While the fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the fund. Such imperfect correlation may cause the fund to sustain losses which will prevent the fund from achieving a complete hedge or expose the fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the fund of unrealized profits or force the fund to cover its commitments for purchase or resale, if any, at the current market price.

If the fund enters into a forward contract to purchase foreign currency, the custodian or Pioneer will segregate liquid assets. See "Asset Segregation."

Options on Foreign Currencies

The fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, the fund may purchase put options on the foreign currency. If the value of the currency declines, the fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the fund's securities quoted or denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, the fund may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable the fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the fund intends to acquire. As in the case of other types of options transactions, however, the benefit the fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

The fund may also write options on foreign currencies for hedging purposes. For example, if the fund anticipated a decline in the dollar value of securities quoted or denominated in a foreign currency because of declining exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be partially offset by the amount of the premium received by the fund.

Similarly, the fund could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the fund to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by the fund is "covered" if the fund owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if the fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the fund in cash or liquid securities. See "Asset Segregation."

The fund may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option. An exchange-traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying currencies pursuant to the exercise of put options. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

The fund may also use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates of a different currency with a pattern of correlation. Cross hedging may also include using a foreign currency as a proxy for the U.S. dollar, if Pioneer determines that there is a pattern of correlation between that currency and the U.S. dollar.

The fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by the fund.

Options on Securities and Securities Indices

The fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Writing Call and Put Options on Securities. A call option written by the fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the fund are covered, which means that the fund will own the securities subject to the options as long as the options are outstanding, or the fund will use the other methods described below. The fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the fund would obligate the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the fund would be covered, which means that the fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by the fund will also be considered to be covered to the extent that the fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position.

Writing Call and Put Options on Securities Indices. The fund may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

Purchasing Call and Put Options. The fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund's securities. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The fund may purchase and sell both options that are traded on U.S. and non-U.S. exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures Contracts and Options on Futures Contracts

To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, non-U.S. currencies and other financial instruments and indices. The fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on non-U.S. exchanges.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are denominated in such currency. The fund can purchase futures contracts on a non-U.S. currency to establish the price in U.S. dollars of a security denominated in such currency that the fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that the fund owns or proposes to acquire. The fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or non-U.S. currency rates that would adversely affect the value of the fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities. Similarly, the fund may sell futures contracts in a non-U.S. currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which the fund expects to purchase. Except as stated below, the fund's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, the fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on the fund's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of the fund's total assets. The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. It is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.


Warrants and Stock Purchase Rights

The fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.

The fund may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Preferred Shares

The fund may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the fund's fixed income securities.

Lending of Portfolio Securities

The fund may lend portfolio securities to member firms of the New York Stock Exchange (the "Exchange") under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of the fund's total assets.

Investment Restrictions


The fund does not intend to enter into any reverse repurchase agreements or dollar rolls or invest in securities index put and call warrants, as described in fundamental investment restrictions (1), (2) and (6), during the current fiscal year. In addition, the fund will not purchase securities during the current fiscal year at any time that outstanding borrowings exceed 5% of the fund's total assets.

Fundamental Investment Restrictions. The fund has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:


1. 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

2.    more than 50% of the outstanding shares of the fund.

The fund may not:

(1) Issue senior securities, except as permitted by the fund's borrowing, lending and commodity restrictions and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements, fully covered reverse repurchase agreements, dollar rolls, swaps and any other financial transaction entered into pursuant to the fund's investment policies as described in the prospectus and this statement of additional information and in accordance with applicable SEC pronouncements, as well as the pledge, mortgage or hypothecation of the fund's assets within the meaning of the fundamental investment restriction regarding pledging, are not deemed to be senior securities.

(2) Borrow money, except from banks as a temporary measure to facilitate the meeting of redemption requests or for extraordinary emergency purposes and except pursuant to reverse repurchase agreements and dollar rolls and then only in amounts not to exceed 33 1/3 of the fund's total assets (including the amount borrowed) taken at market value. The fund will not use leverage to attempt to increase income.

(3) Guarantee the securities of any other company, or mortgage, pledge, hypothecate or assign or otherwise encumber as security for indebtedness its securities or receivables in an amount exceeding the amount of the borrowing thereby secured.

(4) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities held in its portfolio.

(5) Invest in real estate, commodities or commodity contracts, except that the fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, financial futures contracts and related options and in any other financial instruments which may be deemed to be commodities or commodity contracts in which the fund is not prohibited from investing by the Commodity Exchange Act and the rules and regulations thereunder.

(6) Make loans, except by the purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements or through the lending of portfolio securities, in each case only to the extent permitted by the prospectus and this statement of additional information.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities), if

      (a) such purchase would cause more than 5% of the fund's total assets, taken at market value, to be invested in the securities of such issuer, or

      (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.


It is the fundamental policy of the fund not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, the fund's investments are concentrated in a particular industry if such investments aggregate 25% or more of the fund's net assets. The fund's policy does not apply to investments in U.S. government securities.


3.    MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, Chairman of the Board, President and Trustee, DOB: June
1926
Director-Deputy Chairman of Pioneer Global Asset Management S.p.A. ("PGAM"); Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman and a Director of Pioneer and Pioneer Global Funds Distributor, Ltd.; President and Director of Pioneer International Corporation ("PIntl"); Member of the Supervisory Board of Pioneer Fonds Marketing GmbH, Pioneer First Polish Investment Fund Joint Stock Company ("Pioneer First Polish"), Pioneer Czech Investment Company, a.s. ("Pioneer Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer America Fund Plc, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer Greater Asia Fund Plc, Pioneer U.S. Growth Fund Plc, Pioneer U.S. High Yield Fund Plc and Pioneer US Real Estate Fund Plc; and Of Counsel, Hale and Dorr LLP (counsel to PIM-USA and the fund).


MARY K. BUSH, Trustee, DOB: April 1948
4201 Cathedral Avenue, NW, Washington, DC 20016

President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Texaco, Inc., R.J. Reynolds Tobacco Holdings, Inc. and Brady Corporation (industrial identification and specialty coated material products manufacturer); Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds.


RICHARD H. EGDAHL, M.D., Trustee, DOB: December 1926

Boston University Healthcare Entrepreneurship Program, 53 Bay State Road, Boston, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, University Program for Health Care Entrepreneurship; Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.


MARGARET B.W. GRAHAM, Trustee, DOB: May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME 04650

Founding Director, The Winthrop Group, Inc. (consulting firm); and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, Trustee, DOB: May 1948
One Boston Place, 26th Floor, Boston, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB: February 1944

Chief Executive Officer-Pioneer US of PGAM; Director, Chief Executive Officer and President of PIM-USA; Chairman and a Director of Pioneer Funds Distributor, Inc. ("PFD"); President and a Director of Pioneer; Director of Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") and PIntl; Member of the Supervisory Board of Pioneer First Polish, Pioneer Czech and Pioneer Asset Management, S.A.; and Executive Vice President and Trustee of all of the Pioneer mutual funds.


STEPHEN K. WEST, Trustee, DOB: September 1928
125 Broad Street, New York, NY 10004

Of Counsel, Sullivan & Cromwell (law firm); Director, Dresdner RCM Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC (investment managers) since 1997 and ING American Insurance Holdings, Inc.; and Trustee of all of the Pioneer mutual funds.


JOHN WINTHROP, Trustee, DOB: June 1936
One North Adgers Wharf, Charleston, SC 29401

President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds.




JOSEPH P. BARRI, Secretary, DOB: August 1946

Corporate Secretary of PIM-USA and most of its subsidiaries until October 2000; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

VINCENT NAVE, Treasurer, DOB: June 1945
Vice President-Fund Accounting and Custody Services of PIM-USA (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer from June 1999 to November 2000).

LUIS I. PRESUTTI, Assistant Treasurer, DOB: April 1965
Assistant Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

JOHN F. DALY III, Assistant Treasurer, DOB: August 1965
Global Custody and Settlement Division Manager of PIM-USA; and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

DOROTHY E. BOURASSA, Assistant Secretary, DOB: January 1948
Senior Vice President-Legal and Secretary of PIM-USA and Secretary/Clerk of most of its subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000; Vice President and Assistant General Counsel, First Union Corporation from December 1996 through March 1998; and Vice President and Counsel, Keystone Investments, Inc. from March 1986 through November 1996.


The business address of all officers is 60 State Street, Boston, Massachusetts 02109.


All of the outstanding capital stock of PFD, Pioneer and PIMSS is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                                                 Principal
Fund Name                                  Investment Adviser    Underwriter

Pioneer International Growth Fund          Pioneer               PFD
Pioneer Europe Fund                        Pioneer               PFD
Pioneer World Equity Fund                  Pioneer               PFD
Pioneer Emerging Markets Fund              Pioneer               PFD
Pioneer Indo-Asia Fund                     Pioneer               PFD
Pioneer Mid-Cap Value Fund                 Pioneer               PFD
Pioneer Mid-Cap Fund                       Pioneer               PFD
Pioneer Growth Shares                      Pioneer               PFD
Pioneer Small Company Fund                 Pioneer               PFD
Pioneer Independence Fund                  Pioneer               Note 1
Pioneer Micro-Cap Fund                     Pioneer               PFD
Pioneer Balanced Fund                      Pioneer               PFD
Pioneer Equity-Income Fund                 Pioneer               PFD

Pioneer Fund                               Pioneer               PFD
Pioneer Value Fund                         Pioneer               PFD
Pioneer Real Estate Shares                 Pioneer               PFD
Pioneer Limited Maturity Bond Fund         Pioneer               PFD
Pioneer America Income Trust               Pioneer               PFD
Pioneer Bond Fund                          Pioneer               PFD
Pioneer Tax-Free Income Fund               Pioneer               PFD
Pioneer Cash Reserves Fund                 Pioneer               PFD
Pioneer Strategic Income Fund              Pioneer               PFD
Pioneer Tax-Managed Fund                   Pioneer               PFD
Pioneer High Yield Fund                    Pioneer               PFD
Pioneer Science & Technology Fund          Pioneer               PFD
Pioneer Europe Select Fund                 Pioneer               PFD
Pioneer Global Financials Fund             Pioneer               PFD
Pioneer Global Health Care Fund            Pioneer               PFD
Pioneer Global Telecoms Fund               Pioneer               PFD
Pioneer Interest Shares                    Pioneer               Note 2
Pioneer Variable Contracts Trust           Pioneer               Note 3


Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.


Note 3 This is a series of 20 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.


Share Ownership

See Appendix A for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of shares of the fund.

Compensation of Officers and Trustees


The fund pays no salaries or compensation to any of its officers. Effective October 3, 2000, the Pioneer U.S. mutual funds compensate their Trustees as follows:

o each fund with assets greater than $250 million pays each Trustee who is not affiliated with PGI,PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., independent trustees) an annual base fee calculated on the basis of the fund's net assets.

o each fund with assets less than $250 million pays each independent Trustee an annual fee of $1,000.

o each fund, regardless of its assets, pays each Trustee affiliated with Pioneer an annual fee of $500 (Pioneer reimburses the fund for these fees).

o each fund with assets greater than $250 million pays each independent Trustee who serves on each board committee an annual committee fee based the fund's net assets (with additional compensation for chairpersons of such committees).

Prior to October 3, 2000, the fund compensated each independent Trustee with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that were based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.


4.    INVESTMENT ADVISER


The fund has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above).


As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.


Under the terms of its management contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the Trustees; (i) any distribution fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), PIM-USA or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.


Advisory Fee. As compensation for its management services and expenses incurred, the fund pays Pioneer a fee at the annual rate of 0.75% of the fund's average daily net assets. This fee is computed and accrued daily and paid monthly.

See the table in Appendix A for the management fees paid to Pioneer during recently completed fiscal years.


Administration Agreement. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See Appendix A for fees the fund paid to Pioneer for administration and related services.


Expense Limit. Pioneer has agreed to waive all or part of its management fee or to reimburse the fund for other expenses (other than extraordinary expenses) to the extent the expenses of the fund exceed 1.50% of average daily net assets.


Potential Conflict of Interest. The fund is managed by Pioneer which also serves as investment adviser to other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.

Personal Securities Transactions. The fund, Pioneer and PFD have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees. The code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The code is on public file with and available from the SEC.

5.    PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

Principal Underwriter


PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PIM-USA.


The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plan (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

The redemption price of shares of beneficial interest of the fund may, at Pioneer's discretion, be paid in cash or portfolio securities. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the fund's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board of Trustees deems fair and reasonable.

Distribution Plan

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to distribution of its shares (the "Plan"), pursuant to which certain distribution and service fees are paid to PFD. Because of the Plan, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies.

Pursuant to the Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of shares or to provide services to shareholders of the Pioneer Independence Plans, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the fund's daily net assets; and (ii) reimbursement to PFD for expenses incurred in providing services to shareholders, including the Pioneer Independence Plans, and supporting broker-dealers in their efforts to provide such services. The expenses of the fund pursuant to the Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to shares that have been outstanding for more than 12 months. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year. Service fees are not paid to dealers on assets of the fund that are not acquired through the purchase of a Pioneer Independence Plan.

The Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.25% of the fund's average daily net assets during such period. See Appendix A for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.

In accordance with the terms of the Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plan, they will consider the continued appropriateness and the level of reimbursement or compensation the Plan provides.


No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plan except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plan by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano, or in UniCredito Italiano's subsidiaries.


The Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit the fund and its current and future shareholders. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plan must also be approved by the Trustees as provided in Rule 12b-1.

See Appendix A for fund expenses under the Plan for the most recently completed fiscal year.

6.    SHAREHOLDER SERVICING/TRANSFER AGENT


The fund has contracted with PIMSS, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, PIMSS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.


PIMSS receives an annual fee of $25.25 for each shareholder account from the fund as compensation for the services described above. PIMSS is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PIMSS.


7.    PLAN CUSTODIAN

Shares of the fund are offered to the general public and may only be acquired by the general public through investments in Pioneer Independence Plans (the "Plans"). The fund will voluntarily pay certain custodial fees to State Street Bank and Trust Company, custodian for the Plans, which would otherwise be charged to the Plans or the Planholders, or deducted from fund dividends and/or distributions. Although there is no current intention to do so, the fund and the sponsor of the Plans, PFD, have reserved the future right to cause deductions against the Plans, the Planholders, and fund dividends and/or distributions to compensate State Street Bank and Trust Company for its custodial services to the Plans.

8.    CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

9.    INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, the fund's independent public accountants, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

10.   PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the fund as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the fund.

The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.

See the table in Appendix A for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

11.   DESCRIPTION OF SHARES

As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share. When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued. The fund reserves the right to charge a fee for the issuance of share certificates.

The fund's Agreement and Declaration of Trust, dated as of December 8, 1997 (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the fund consists of only one series. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Currently, the Trustees have authorized only one series. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights.

As a Delaware business trust, the fund's operations are governed by the Declaration. A copy of the fund's Certificate of Trust, dated December 8, 1997, is on file with the office of the Secretary of State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the fund is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as the fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund and (iii) provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the fund's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.


12.   SALES CHARGES

Shares of the fund are offered to the general public only through investments in Pioneer Independence Plans. Although you do not pay any direct sales charges on purchases or sales of fund shares, Pioneer Independence Plans may charge creation and sales charges, the details of which are included in the Plans' prospectus.

The Letter of Intent ("LOI") procedure may not be used for shares of the fund. An LOI may, however, be used in connection with the purchases of shares of other Pioneer mutual funds. Please consult the prospectus of the Pioneer mutual fund whose shares you wish to purchase pursuant to an LOI for more information.

13.   REDEEMING SHARES

The following information is applicable only if you own fund shares directly. To withdraw or redeem shares from a Pioneer Independence Plan, see the Plans' prospectus.

You can arrange to sell (redeem) fund shares on any day the Exchange is open by selling either some or all of your shares to the fund.

You may sell your shares either through your broker-dealer or directly to the fund. Please note the following:

o If you are selling shares from a retirement account, other than an IRA, you must make your request in writing (except for exchanges to other Pioneer mutual funds which can be requested by phone or in writing). Call 1-800-225-6541 for more information.

o If you are selling shares from a non-retirement account or IRA, you may use any of the methods described below.


In Writing. As described in the prospectus, you may sell your shares by delivering a written request, signed by all registered owners, in good order to PIMSS; however, you must use a written request, including a signature guarantee, to sell your shares if any of the following situations applies:


o     you wish to sell over $100,000 worth of shares,

o     your account registration or address has changed within the last 30 days,

o the check is not being mailed to the address on your account (address of record),

o     the check is not being made out to the account owners, or

o the sale proceeds are being transferred to a Pioneer mutual fund account with a different registration.


By Telephone or Fax. Your account is automatically authorized to have the telephone redemption privilege unless you indicate otherwise on your Account Application or by writing to PIMSS. Proper account identification will be required for each telephone redemption. The telephone redemption option is not available to retirement plan accounts, except IRAs. A maximum of $100,000 per account per day may be redeemed by telephone or fax and the proceeds may be received by check or by bank wire or electronic funds transfer. To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or electronic funds transfer: the proceeds must be sent to the bank wire address of record which must have been properly pre-designated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax, send your redemption request to 1-800-225-6541. You may always elect to deliver redemption instructions to PIMSS by mail. See "Telephone Transactions" below. Telephone redemptions will be priced as described above. You are strongly urged to consult with your financial representative prior to requesting a telephone redemption.


Selling Shares Through Your Broker-Dealer. The fund has authorized PFD to act as its agent in the repurchase of shares of the fund from qualified broker-dealers and reserves the right to terminate this procedure at any time. Your broker-dealer must receive your request before the close of business on the Exchange and transmit it to PFD before PFD's close of business to receive that day's redemption price. Your broker-dealer is responsible for providing all necessary documentation to PFD and may charge you for its services.


Systematic Withdrawal Plan. The use of a Systematic Withdrawal Plan ("SWP") will be limited for this fund because you may not purchase additional fund shares except through the Plans. A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from shares of a Pioneer mutual fund deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit with PIMSS shares of the Pioneer mutual fund having a total value of not less than $10,000. Periodic checks of $50 or more will be deposited monthly or quarterly directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by him monthly or quarterly. Withdrawals under the SWP are redemptions that may have tax consequences for you.


Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date. SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. Redemptions are taxable transactions to shareholders. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.


A SWP may be terminated at any time (1) by written notice to PIMSS or from PIMSS to the shareholder; (2) upon receipt by PIMSS of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.


14.   EXCHANGING SHARES

The following information is applicable only if you own shares directly.


Written Exchanges. You may exchange your shares by sending a letter of instruction to PIMSS. Your letter should include your name, the name of the Pioneer mutual fund out of which you wish to exchange and the name of the Pioneer mutual fund into which you wish to exchange, your fund account number(s), the class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered.

Telephone Exchanges. Your account is automatically authorized to have the telephone exchange privilege unless you indicate otherwise on your Account Application or by writing to PIMSS. Proper account identification will be required for each telephone exchange. Telephone exchanges may not exceed $500,000 per account per day. Each voice-requested or FactFoneSM telephone exchange request will be recorded. You are strongly urged to consult with your financial representative prior to requesting a telephone exchange. See "Telephone Transactions and Related Liabilities" below.


Automatic Exchanges. You may automatically exchange shares from one Pioneer mutual fund account for shares of the same class in another Pioneer mutual fund account on a monthly or quarterly basis. The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The exchange will be effective on the day of the month designated on your Account Application or Account Options Form.

General. Exchanges must be at least $1,000. You may exchange your investment from one class of fund shares at net asset value, without a sales charge, for shares of the same class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer more than one class of shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.

Shares which would normally be subject to a CDSC upon redemption will not be charged the applicable CDSC at the time of an exchange. Shares acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time you have owned shares acquired by exchange will be measured from the date you acquired the original shares and will not be affected by any subsequent exchange.

Exchange requests received by PIMSS before 4:00 p.m. Eastern time will be effective on that day if the requirements above have been met, otherwise, they will be effective on the next business day. PIMSS will process exchanges only after receiving an exchange request in good order. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.


You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the fund's performance and shareholders, the fund and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the fund's portfolio management strategy or its operations. In addition, the fund and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.

Telephone Transactions


Your account is automatically authorized to have telephone transaction privileges unless you indicate otherwise on your Account Application or by writing to PIMSS. You may purchase, sell or exchange fund shares by telephone. For personal assistance, call 1-800-225-6541 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. Computer-assisted transactions are available to shareholders who have prerecorded certain bank information (see "FactFoneSM"). You are strongly urged to consult with your financial representative prior to requesting any telephone transaction.

To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PIMSS nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.


During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the fund by telephone to institute a redemption or exchange. You should communicate with the fund in writing if you are unable to reach the fund by telephone.

15.   PRICING OF SHARES

The net asset value per share of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.

Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in non-U.S. currencies are converted to U.S. dollars utilizing non-U.S. exchange rates employed by the fund's independent pricing services. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.

The net asset value per share of the fund is computed by taking the value of all of the fund's assets, less the fund's liabilities, and dividing the result by the number of outstanding shares of the fund. For purposes of determining net asset value, expenses of the fund are accrued daily and taken into account.

16.   TAX STATUS

The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders. If the fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax. Under the Code, the fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

The fund generally distributes any net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid U.S. federal income or excise tax.


In order to qualify as a regulated investment company under Subchapter M of the Code, the fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the fund invests that are not treated as corporations (e.g., partnerships or trusts) for U.S. federal income tax purposes will generally pass through to the fund. Consequently, the fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the fund. For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the fund. Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are taxable as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.


Any dividend declared by the fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.


Foreign exchange gains and losses realized by the fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future Treasury regulations, any such transactions that are not directly related to the fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

If the fund acquires any equity interest (under future Treasury regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

The fund may invest to a limited extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


Effective for 2001, the fund is eligible to make a U.S. federal tax election with respect to certain securities it owns and that it intends to continue to hold for more than five years. If the fund makes such an election, the applicable federal capital gains rate would be reduced on the sale of the securities when they are eventually sold by the fund on or after January 3, 2006. Any such reduction in the capital gains rate would be passed on to the shareholders at that time. However, if the fund makes such an election, it will be treated for U.S. federal income tax purposes as if it had sold such securities on January 2, 2001 and reacquired them on the same date. As a result, the fund would be required to recognize any current capital gains (but not losses) on such securities without the concurrent receipt of any proceeds which may cause the fund to have difficulty satisfying its distribution requirements. The fund will carefully consider these factors in determining whether to make any such election and will attempt to minimize the fund's tax liability and to maximize its return from these investments.


For U.S. federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See Appendix A for the fund's available capital loss carryforwards.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the fund. Consequently, subsequent distributions by the fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.


For taxable year 2001, certain shareholders that are individuals or pass-through entities (but not corporate shareholders) who purchased fund shares prior to January 1, 2001 and who hold fund shares as capital assets may be eligible to make an irrevocable U.S. federal income tax election relating to certain fund shares that would reduce the applicable federal capital gains rate that would be applied to such shares on the future redemption or other disposition of the shares from 20% to 18%, provided that the shareholder does not redeem or otherwise dispose of such shares for more than five years from the effective date of the election. However, if a shareholder makes this election, the shareholder will be treated as if such shares were sold by the shareholder on January 2, 2001 for a selling price equal to the closing market price of such fund shares on such date and will be required to recognize any capital gains (but not losses) on such shares in taxable year 2001 (without receiving any additional proceeds from the fund) at the current applicable federal capital gains rate. Electing shareholders will receive a new basis in such shares equal to the closing market price of such fund shares on January 2, 2001.

In addition, if fund shares that have been held for less than 91 days (1) are redeemed and the proceeds are reinvested in the fund at net asset value pursuant to the replacement privilege in Pioneer Independence Plans or (2) are exchanged for Class A shares in another fund at net asset value pursuant to the fund's exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by the fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, the fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the fund's income and gains or losses and hence of its distributions to shareholders.

Dividends received by the fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.


The fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Federal law requires that the fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 31% on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.


17.   INVESTMENT RESULTS

Quotations, Comparisons and General Information


From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of the fund may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the Russell 1000(R) Index, a measure of the performance of the 1,000 largest companies in the Russell 3000(R) Index; the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; other Russell U.S. Equity Indexes or the Wilshire Total Market Value Index, which are recognized unmanaged indices of broad-based common stocks; or any other appropriate index.


In addition, the performance of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth, may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

One of the primary methods used to measure the performance of the fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in the fund, over any period up to the lifetime of the fund. Total return calculations will usually assume the reinvestment of all dividends and capital gain distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values without percentages. Past performance cannot guarantee any particular future result.

The fund's average annual total return quotations for the fund as that information may appear in the fund's prospectus, this statement of additional information or in advertising are calculated by standard methods prescribed by the SEC.

Standardized Average Annual Total Return Quotations

Average annual total return quotations for the fund's shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the fund made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

         P(1+T)n = ERV

Where:

     P       =   a hypothetical initial payment of $1,000

     T       =   average annual total return

     n       =   number of years

     ERV     =   ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a mean account size.

See Appendix A for the annual total returns for the fund's shares as of the most recently completed fiscal year.

18.   FINANCIAL STATEMENTS


The fund's audited financial statements for the fiscal year ended December 31, 2000 from the fund's annual report filed with the SEC on February 26, 2001 (Accession No. 0001051010-01-000002) are incorporated by reference into this statement of additional information. Those financial statements, including the financial highlights in the prospectus, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.


The fund's annual report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-225-6292.

19.   APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

Portfolio Turnover


The fund's annual portfolio turnover rate was 98% for the fiscal year ended December 31, 2000.


Share Ownership


As of March 31, 2001, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of the fund's outstanding shares as of March 31, 2001:



Record Holder                               Number of Shares         % of Fund

Boston Financial Data Services, Inc.           2,770,660               94.47
ATTN: Jeanie Ross
Two Heritage Drive
Quincy, MA 02171-2119


Compensation of Officers and Trustees

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.


                                                               Pension or
                                                               Retirement         Total Compensation
                                           Aggregate           Benefits Accrued   from the Fund and
                                           Compensation from   as Part of Fund    Other Pioneer Mutual
Name of Trustee                            Fund*               Expenses           Funds**

John F. Cogan, Jr.***                                $500.00                 $0             $21,000.00
Mary K. Bush                                        2,327.25                  0             108,498.75
Richard H. Egdahl, M.D.                             2,276.50                  0             106,311.75
Margaret B.W. Graham                                2,279.50                  0             110,624.50
John W. Kendrick****                                1,033.25                  0              37,425.00
Marguerite A. Piret                                 2,413.25                  0             130,749.50
David D. Tripple***                                   500.00                  0              20,500.00
Stephen K. West                                     2,258.25                  0             118,948.75
John Winthrop                                       2,405.75                  0             116,998.50
                                                  ----------                 --            -----------
                                                  $15,993.75                 $0            $771,056.75

*     For the fiscal year ended December 31, 2000.

**    For the calendar year ended December 31, 2000.

*** Under the management contract, Pioneer reimburses the fund for any Trustees fees paid by the fund. In addition to the fund, there are 49 other funds in the Pioneer Family of Funds.

****  Mr. Kendrick resigned as a Trustee effective May 8, 2000.

Management Fees the Fund Paid or Owed Pioneer


For the Fiscal Years Ended December 31,
2000                            1999                         1998

None*                           None*                        None*

--------------
*An expense limitation was in effect during the years ended December 31, 2000, 1999 and 1998. In the absence of the expense limitation, the fund would have paid $161,720, $53,227 and $8,494, respectively, in management fees.


Fees the Fund Paid to Pioneer under the Administration Agreement effective October 9, 1998


For the Fiscal Years Ended December 31,
2000                            1999

$29,994                         $31,652


Carryover of Distribution Expenses


As of December 31, 2000 there was no carryover of distribution expenses under the fund's distribution plan.


Approximate Net Underwriting Commissions Retained by PFD


For the Fiscal Years Ended December 31,
    2000              1999               1998

    None              None               None


Approximate Commissions Reallowed to Dealers


For the Fiscal Years Ended December 31,
    2000              1999               1998

    None              None               None


Fund Expenses under the Distribution Plan


For the Fiscal Year Ended December 31, 2000

2000

$18,067

Approximate Brokerage and Underwriting Commissions (Portfolio Transactions)


For the Fiscal Years Ended December 31,
2000                  1999               1998

$36,000               $15,000            $4,000

Capital Loss Carryforwards as of December 31, 2000


As of the end of its most recent taxable year, the fund had no capital loss carryforwards.


Average Annual Total Returns (December 31, 2000)

Average Annual Total Return (%)
   One       Five       Ten         Since         Inception
   Year      Years      Years       Inception     Date

   15.38      N/A        N/A          12.14       03/16/98

20. APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND AND PREFERRED STOCK RATINGS(1)


Moody's Investors Service, Inc. ("Moody's") Prime Rating System

Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.


Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.



--------
(1)The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.


Moody's Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable US government obligations or noncallable obligations unconditionally guaranteed by the US Government or Resolution Funding Corporation are identified with a # (hatchmark) symbol, e.g., #Aaa.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition

Moody's assigns ratings to individual long-term debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
2) Notes allowing for negative coupons, or negative principal.
3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Moody's Preferred Stock Ratings


Because of the fundamental differences between preferred stocks and bonds, Moody's employs a variation of Moody's familiar bond rating symbols in the quality ranking of preferred stock. These symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa: An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue rated a is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue rated ba is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
Nature of and provisions of the obligation;
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless

Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

21. APPENDIX C - PERFORMANCE STATISTICS


                                                 Pioneer Independence Fund

                                                 Sales                          Net Asset      Initial
                  Initial                        Charge         Shares          Value per      Net
Date              Investment     Offering Price  Included       Purchased       Share          Asset Value

03/16/98          $10,000        $10.000         0%             1,000.00        $10.00         $10,000


                                 Value of Shares
                    (Dividends and Capital Gains Reinvested)


                                                     From Capital
                                                            Gains        From Dividends
Date                         From Investment           Reinvested            Reinvested          Total Value

12/31/98                              $9,630                   $0                    $92              $9,722
12/31/99                             $11,360                 $466                   $120             $11,946
12/31/00                             $12,480               $1,172                   $132             $13,784


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

Comparative Performance Index Descriptions

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.

S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

Dow Jones Industrial Average. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).

U.S. Small Stock Index. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. Inflation. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA Indexes. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

Merrill Lynch Micro-Cap Index. The Merrill Lynch Micro-Cap Index represents the performance of 1,980 stocks ranging in market capitalization from $50 million to $125 million. Index returns are calculated monthly.

Merrill Lynch High Yield Master II Index. This index is a market capitalization weighted total return index covering U.S. dollar-denominated high-yield bonds. Qualifying bonds must have at least $100 million par amount outstanding, a remaining term to maturity greater than or equal to one year, and a credit rating less than BBB3 but not in default (based on the composite of Moody's and Standard & Poor's). The index includes deferred interest and pay-in-kind bonds, but excludes structured notes, floating rate notes and other variable coupon securities. The index also excludes emerging markets debt (issuers domiciled in below investment grade rated countries). Index constituents are rebalanced monthly on the last calendar day of the month. Index values are calculated daily.

Merrill Lynch Index of Convertible Bonds (Speculative Quality). This is a market capitalization weighted index including all mandatory and non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Returns are calculated weekly based on Thursday's closing prices and are linked monthly. All securities must be convertible to common stock only. Quality range is D3-BB1 based on composite Moody's and Standard & Poor's ratings.


Long-Term U.S. Government Bonds. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

Intermediate-Term U.S. Government Bonds. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.


Morgan Stanley Capital International ("MSCI") Indices. These indices are in U.S. dollar terms with or without dividends reinvested and measure the performance of developed and emerging stock markets in individual countries and regions around the world. MSCI All Country indices represent both the developed and the emerging markets for a particular region. The Free indices exclude shares which are not readily purchased by non-local investors. These indices are unmanaged. MSCI covers thousands of securities in 51 stock markets around the world. Several Pioneer mutual funds that invest in international securities compare their performance to various MSCI indices.


6-Month CDs. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

Long-Term U.S. Corporate Bonds. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.


Lehman Brothers Government/Credit Bond Index - Intermediate. This index is comprised of securities with one to ten years to maturity. It includes Treasury and government agency securities, investment-grade corporate bonds and Yankee bonds.


U.S. (30-Day) Treasury Bills. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.


National Association of Real Estate Investment Trusts ("NAREIT") Equity REIT Index. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and Nasdaq. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

Russell U.S. Equity Indexes. The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $5.1 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $958.8 million, and the largest company in the index has an approximate market capitalization of $4 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.3 billion.$1.5 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $14.1 billion. The smallest company in the index has an approximate market capitalization of $1.6 billion. The Russell Midcap(R) Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $13 billion. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell indexes are reconstituted annually as of June 30, based on May 31 market capitalizations.


Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies ("REOCs"). The index is capitalization-weighted. As of July 31, 2000, 112 companies were included in the index, with a total market cap of $133.753 billion. At December 31, 2000, the companies in the index were 92.92% equity and hybrid REITs and 7.08% REOCs.


Standard & Poor's MidCap 400 Index. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

Lipper Indexes. These indexes represent equally weighted performance, adjusted for capital gain distributions and income dividends, of mutual funds that are considered peers of the Pioneer mutual funds. Lipper, Inc. is an independent firm that tracks mutual fund performance.


Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The index is a recognized measure of the performance of the U.S. investment grade fixed rate bond market.




Bank Savings Account. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Nasdaq Composite Index. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The index is market-value weighted. The Nasdaq Composite includes over 5,000 companies and is one of the most widely followed and quoted major market indices because it is so broad-based.



Sources: Ibbotson Associates, Towers Data Systems, Lipper, Inc. and PIM-USA

                                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                   Dow                                 S&P/          S&P/       Merrill
                                 Jones   U.S. Small                   BARRA         BARRA         Lynch
                      S&P   Industrial        Stock        U.S.         500           500     Micro-Cap
                      500      Average        Index   Inflation      Growth         Value         Index
--------------------------------------------------------------------------------------------------------
Dec 1925              N/A          N/A          N/A         N/A         N/A           N/A           N/A
Dec 1926              N/A          N/A         0.28       -1.49         N/A           N/A           N/A
Dec 1927              N/A          N/A        22.10       -2.08         N/A           N/A           N/A
Dec 1928            43.60          N/A        39.69       -0.97         N/A           N/A           N/A
Dec 1929            -8.55          N/A       -51.36        0.20         N/A           N/A           N/A
Dec 1930           -24.78          N/A       -38.15       -6.03         N/A           N/A           N/A
Dec 1931           -43.13          N/A       -49.75       -9.52         N/A           N/A           N/A
Dec 1932            -8.26          N/A        -5.39      -10.30         N/A           N/A           N/A
Dec 1933            54.20          N/A       142.87        0.51         N/A           N/A           N/A
Dec 1934            -1.52          N/A        24.22        2.03         N/A           N/A           N/A
Dec 1935            47.61          N/A        40.19        2.99         N/A           N/A           N/A
Dec 1936            33.74          N/A        64.80        1.21         N/A           N/A           N/A
Dec 1937           -34.73          N/A       -58.01        3.10         N/A           N/A           N/A
Dec 1938            30.76          N/A        32.80       -2.78         N/A           N/A           N/A
Dec 1939            -0.38          N/A         0.35       -0.48         N/A           N/A           N/A
Dec 1940            -9.77          N/A        -5.16        0.96         N/A           N/A           N/A
Dec 1941           -11.59          N/A        -9.00        9.72         N/A           N/A           N/A
Dec 1942            20.15          N/A        44.51        9.29         N/A           N/A           N/A
Dec 1943            25.63          N/A        88.37        3.16         N/A           N/A           N/A
Dec 1944            19.53          N/A        53.72        2.11         N/A           N/A           N/A
Dec 1945            36.31          N/A        73.61        2.25         N/A           N/A           N/A
Dec 1946            -8.02          N/A       -11.63       18.16         N/A           N/A           N/A
Dec 1947             5.63          N/A         0.92        9.01         N/A           N/A           N/A
Dec 1948             5.37          N/A        -2.11        2.71         N/A           N/A           N/A
Dec 1949            18.60          N/A        19.75       -1.80         N/A           N/A           N/A
Dec 1950            31.46          N/A        38.75        5.79         N/A           N/A           N/A
Dec 1951            23.97          N/A         7.80        5.87         N/A           N/A           N/A
Dec 1952            18.16          N/A         3.03        0.88         N/A           N/A           N/A
Dec 1953            -0.94          N/A        -6.49        0.62         N/A           N/A           N/A
Dec 1954            52.27          N/A        60.58       -0.50         N/A           N/A           N/A
Dec 1955            31.41          N/A        20.44        0.37         N/A           N/A           N/A
Dec 1956             6.48          N/A         4.28        2.86         N/A           N/A           N/A
Dec 1957           -10.72          N/A       -14.57        3.02         N/A           N/A           N/A
Dec 1958            43.15          N/A        64.89        1.76         N/A           N/A           N/A
Dec 1959            11.95          N/A        16.40        1.50         N/A           N/A           N/A
Dec 1960             0.45        -6.12        -3.29        1.48         N/A           N/A           N/A
Dec 1961            26.88        22.64        32.09        0.67         N/A           N/A           N/A
Dec 1962            -8.66        -7.46       -11.90        1.22         N/A           N/A           N/A
Dec 1963            22.76        20.86        23.57        1.65         N/A           N/A           N/A

                          PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                   Dow                                 S&P/          S&P/       Merrill
                                 Jones   U.S. Small                   BARRA         BARRA         Lynch
                      S&P   Industrial        Stock        U.S.         500           500     Micro-Cap
                      500      Average        Index   Inflation      Growth         Value         Index
--------------------------------------------------------------------------------------------------------
Dec 1964            16.43        18.92        23.52        1.19         N/A           N/A           N/A
Dec 1965            12.46        14.39        41.75        1.92         N/A           N/A           N/A
Dec 1966           -10.02       -15.85        -7.01        3.35         N/A           N/A           N/A
Dec 1967            23.89        19.22        83.57        3.04         N/A           N/A           N/A
Dec 1968            11.04         7.94        35.97        4.72         N/A           N/A           N/A
Dec 1969            -8.40       -11.84       -25.05        6.11         N/A           N/A           N/A
Dec 1970             3.89         9.28       -17.43        5.49         N/A           N/A           N/A
Dec 1971            14.22         9.89        16.50        3.36         N/A           N/A           N/A
Dec 1972            18.96        18.52         4.43        3.41         N/A           N/A           N/A
Dec 1973           -14.67       -13.29       -30.90        8.80         N/A           N/A           N/A
Dec 1974           -26.31       -23.73       -19.95       12.20         N/A           N/A           N/A
Dec 1975            37.14        44.87        52.82        7.01       31.72         43.38           N/A
Dec 1976            23.81        22.93        57.38        4.81       13.84         34.93           N/A
Dec 1977            -7.19       -12.84        25.38        6.77      -11.82         -2.57           N/A
Dec 1978             6.52         2.81        23.46        9.03        6.78          6.16         27.76
Dec 1979            18.45        10.68        43.46       13.31       15.72         21.16         43.18
Dec 1980            32.45        22.13        39.88       12.40       39.40         23.59         32.32
Dec 1981            -4.88        -3.65        13.88        8.94       -9.81          0.02          9.18
Dec 1982            21.50        27.20        28.01        3.87       22.03         21.04         33.62
Dec 1983            22.46        26.05        39.67        3.80       16.24         28.89         42.44
Dec 1984             6.22         1.35        -6.67        3.95        2.33         10.52        -14.97
Dec 1985            31.64        33.62        24.66        3.77       33.31         29.68         22.89
Dec 1986            18.62        27.25         6.85        1.13       14.50         21.67          3.45
Dec 1987             5.18         5.55        -9.30        4.41        6.50          3.68        -13.84
Dec 1988            16.50        16.21        22.87        4.42       11.95         21.67         22.76
Dec 1989            31.59        32.24        10.18        4.65       36.40         26.13          8.06
Dec 1990            -3.11        -0.54       -21.56        6.11        0.20         -6.85        -29.55
Dec 1991            30.34        24.25        44.63        3.06       38.37         22.56         57.44
Dec 1992             7.61         7.40        23.35        2.90        5.07         10.53         36.62
Dec 1993            10.03        16.97        20.98        2.75        1.68         18.60         31.32
Dec 1994             1.36         5.02         3.11        2.67        3.13         -0.63          1.81
Dec 1995            37.44        36.94        34.46        2.54       38.13         37.00         30.70
Dec 1996            22.90        28.91        17.62        3.32       23.98         21.99         13.88
Dec 1997            33.32        24.91        22.78        1.70       36.38         29.99         24.61
Dec 1998            28.52        18.16        -7.31        1.61       42.15         14.68         -6.15
Dec 1999            21.01        27.29        29.79        2.81       28.25         12.72         40.04
Dec 2000            -9.11        -4.69        -3.59        3.86      -22.08          6.08         -6.13

                                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                     Long-     Intermediate-        MSCI                      Long-           Lehman
                      Term         Term U.S.        EAFE         6-       Term U.S.            Bros.         U.S.
                U.S. Gov't        Government     (Net of      Month       Corporate     Gov't/Credit       T-Bill
                     Bonds             Bonds      Taxes)        CDs           Bonds     Intermediate     (30-Day)
------------------------------------------------------------------------------------------------------------------
Dec 1925               N/A               N/A         N/A        N/A             N/A              N/A          N/A
Dec 1926              7.77              5.38         N/A        N/A            7.37              N/A         3.27
Dec 1927              8.93              4.52         N/A        N/A            7.44              N/A         3.12
Dec 1928              0.10              0.92         N/A        N/A            2.84              N/A         3.56
Dec 1929              3.42              6.01         N/A        N/A            3.27              N/A         4.75
Dec 1930              4.66              6.72         N/A        N/A            7.98              N/A         2.41
Dec 1931             -5.31             -2.32         N/A        N/A           -1.85              N/A         1.07
Dec 1932             16.84              8.81         N/A        N/A           10.82              N/A         0.96
Dec 1933             -0.07              1.83         N/A        N/A           10.38              N/A         0.30
Dec 1934             10.03              9.00         N/A        N/A           13.84              N/A         0.16
Dec 1935              4.98              7.01         N/A        N/A            9.61              N/A         0.17
Dec 1936              7.52              3.06         N/A        N/A            6.74              N/A         0.18
Dec 1937              0.23              1.56         N/A        N/A            2.75              N/A         0.31
Dec 1938              5.53              6.23         N/A        N/A            6.13              N/A        -0.02
Dec 1939              5.94              4.52         N/A        N/A            3.97              N/A         0.02
Dec 1940              6.09              2.96         N/A        N/A            3.39              N/A         0.00
Dec 1941              0.93              0.50         N/A        N/A            2.73              N/A         0.06
Dec 1942              3.22              1.94         N/A        N/A            2.60              N/A         0.27
Dec 1943              2.08              2.81         N/A        N/A            2.83              N/A         0.35
Dec 1944              2.81              1.80         N/A        N/A            4.73              N/A         0.33
Dec 1945             10.73              2.22         N/A        N/A            4.08              N/A         0.33
Dec 1946             -0.10              1.00         N/A        N/A            1.72              N/A         0.35
Dec 1947             -2.62              0.91         N/A        N/A           -2.34              N/A         0.50
Dec 1948              3.40              1.85         N/A        N/A            4.14              N/A         0.81
Dec 1949              6.45              2.32         N/A        N/A            3.31              N/A         1.10
Dec 1950              0.06              0.70         N/A        N/A            2.12              N/A         1.20
Dec 1951             -3.93              0.36         N/A        N/A           -2.69              N/A         1.49
Dec 1952              1.16              1.63         N/A        N/A            3.52              N/A         1.66
Dec 1953              3.64              3.23         N/A        N/A            3.41              N/A         1.82
Dec 1954              7.19              2.68         N/A        N/A            5.39              N/A         0.86
Dec 1955             -1.29             -0.65         N/A        N/A            0.48              N/A         1.57
Dec 1956             -5.59             -0.42         N/A        N/A           -6.81              N/A         2.46
Dec 1957              7.46              7.84         N/A        N/A            8.71              N/A         3.14
Dec 1958             -6.09             -1.29         N/A        N/A           -2.22              N/A         1.54
Dec 1959             -2.26             -0.39         N/A        N/A           -0.97              N/A         2.95
Dec 1960             13.78             11.76         N/A        N/A            9.07              N/A         2.66

                                 PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                     Long-     Intermediate-        MSCI                      Long-           Lehman
                      Term         Term U.S.        EAFE         6-       Term U.S.            Bros.         U.S.
                U.S. Gov't        Government     (Net of      Month       Corporate     Gov't/Credit       T-Bill
                     Bonds             Bonds      Taxes)        CDs           Bonds     Intermediate     (30-Day)
------------------------------------------------------------------------------------------------------------------
Dec 1961              0.97              1.85         N/A        N/A            4.82              N/A         2.13
Dec 1962              6.89              5.56         N/A        N/A            7.95              N/A         2.73
Dec 1963              1.21              1.64         N/A        N/A            2.19              N/A         3.12
Dec 1964              3.51              4.04         N/A       4.17            4.77              N/A         3.54
Dec 1965              0.71              1.02         N/A       4.68           -0.46              N/A         3.93
Dec 1966              3.65              4.69         N/A       5.76            0.20              N/A         4.76
Dec 1967             -9.18              1.01         N/A       5.47           -4.95              N/A         4.21
Dec 1968             -0.26              4.54         N/A       6.45            2.57              N/A         5.21
Dec 1969             -5.07             -0.74         N/A       8.70           -8.09              N/A         6.58
Dec 1970             12.11             16.86      -11.66       7.06           18.37              N/A         6.52
Dec 1971             13.23              8.72       29.59       5.36           11.01              N/A         4.39
Dec 1972              5.69              5.16       36.35       5.39            7.26              N/A         3.84
Dec 1973             -1.11              4.61      -14.92       8.60            1.14             3.34         6.93
Dec 1974              4.35              5.69      -23.16      10.20           -3.06             5.86         8.00
Dec 1975              9.20              7.83       35.39       6.51           14.64             9.49         5.80
Dec 1976             16.75             12.87        2.54       5.22           18.65            12.33         5.08
Dec 1977             -0.69              1.41       18.06       6.11            1.71             3.31         5.12
Dec 1978             -1.18              3.49       32.62      10.21           -0.07             2.12         7.18
Dec 1979             -1.23              4.09        4.75      11.90           -4.18             5.99        10.38
Dec 1980             -3.95              3.91       22.58      12.33           -2.76             6.42        11.24
Dec 1981              1.86              9.45       -2.28      15.50           -1.24            10.51        14.71
Dec 1982             40.36             29.10       -1.86      12.18           42.56            26.11        10.54
Dec 1983              0.65              7.41       23.69       9.65            6.26             8.60         8.80
Dec 1984             15.48             14.02        7.38      10.65           16.86            14.37         9.85
Dec 1985             30.97             20.33       56.16       7.82           30.09            18.06         7.72
Dec 1986             24.53             15.14       69.44       6.30           19.85            13.13         6.16
Dec 1987             -2.71              2.90       24.63       6.59           -0.27             3.66         5.47
Dec 1988              9.67              6.10       28.27       8.15           10.70             6.67         6.35
Dec 1989             18.11             13.29       10.54       8.27           16.23            12.77         8.37
Dec 1990              6.18              9.73      -23.45       7.85            6.78             9.16         7.81
Dec 1991             19.30             15.46       12.13       4.95           19.89            14.62         5.60
Dec 1992              8.05              7.19      -12.17       3.27            9.39             7.17         3.51
Dec 1993             18.24             11.24       32.56       2.88           13.19             8.79         2.90
Dec 1994             -7.77             -5.14        7.78       5.40           -5.76            -1.93         3.90
Dec 1995             31.67             16.80       11.21       5.21           27.20            15.33         5.60
Dec 1996             -0.93              2.10        6.05       5.21            1.40             4.05         5.21
Dec 1997             15.85              8.38        1.78       5.71           12.95             7.87         5.26
Dec 1998             13.06             10.21       20.00       5.34           10.76             8.44         4.86
Dec 1999             -8.96             -1.77       26.96       5.43           -7.45             0.39         4.68
Dec 2000             21.48             12.59      -14.17       6.64           12.87            10.12         5.89

                              PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                   NAREIT                  Wilshire                  Lipper           MSCI
                   Equity     Russell   Real Estate                Balanced       Emerging        Bank
                     REIT       2000(R)  Securities         S&P        Fund        Markets     Savings
                    Index       Index         Index         400       Index     Free Index     Account0
-------------------------------------------------------------------------------------------------------
Dec 1925              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1926              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1927              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1928              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1929              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1930              N/A         N/A           N/A         N/A         N/A            N/A        5.30
Dec 1931              N/A         N/A           N/A         N/A         N/A            N/A        5.10
Dec 1932              N/A         N/A           N/A         N/A         N/A            N/A        4.10
Dec 1933              N/A         N/A           N/A         N/A         N/A            N/A        3.40
Dec 1934              N/A         N/A           N/A         N/A         N/A            N/A        3.50
Dec 1935              N/A         N/A           N/A         N/A         N/A            N/A        3.10
Dec 1936              N/A         N/A           N/A         N/A         N/A            N/A        3.20
Dec 1937              N/A         N/A           N/A         N/A         N/A            N/A        3.50
Dec 1938              N/A         N/A           N/A         N/A         N/A            N/A        3.50
Dec 1939              N/A         N/A           N/A         N/A         N/A            N/A        3.40
Dec 1940              N/A         N/A           N/A         N/A         N/A            N/A        3.30
Dec 1941              N/A         N/A           N/A         N/A         N/A            N/A        3.10
Dec 1942              N/A         N/A           N/A         N/A         N/A            N/A        3.00
Dec 1943              N/A         N/A           N/A         N/A         N/A            N/A        2.90
Dec 1944              N/A         N/A           N/A         N/A         N/A            N/A        2.80
Dec 1945              N/A         N/A           N/A         N/A         N/A            N/A        2.50
Dec 1946              N/A         N/A           N/A         N/A         N/A            N/A        2.20
Dec 1947              N/A         N/A           N/A         N/A         N/A            N/A        2.30
Dec 1948              N/A         N/A           N/A         N/A         N/A            N/A        2.30
Dec 1949              N/A         N/A           N/A         N/A         N/A            N/A        2.40
Dec 1950              N/A         N/A           N/A         N/A         N/A            N/A        2.50
Dec 1951              N/A         N/A           N/A         N/A         N/A            N/A        2.60
Dec 1952              N/A         N/A           N/A         N/A         N/A            N/A        2.70
Dec 1953              N/A         N/A           N/A         N/A         N/A            N/A        2.80
Dec 1954              N/A         N/A           N/A         N/A         N/A            N/A        2.90
Dec 1955              N/A         N/A           N/A         N/A         N/A            N/A        2.90
Dec 1956              N/A         N/A           N/A         N/A         N/A            N/A        3.00
Dec 1957              N/A         N/A           N/A         N/A         N/A            N/A        3.30
Dec 1958              N/A         N/A           N/A         N/A         N/A            N/A        3.38
Dec 1959              N/A         N/A           N/A         N/A         N/A            N/A        3.53
Dec 1960              N/A         N/A           N/A         N/A        5.77            N/A        3.86
Dec 1961              N/A         N/A           N/A         N/A       20.59            N/A        3.90

                            PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                   NAREIT                  Wilshire                  Lipper           MSCI
                   Equity     Russell   Real Estate                Balanced       Emerging        Bank
                     REIT       2000(R)  Securities         S&P        Fund        Markets     Savings
                    Index       Index         Index         400       Index     Free Index     Account
-------------------------------------------------------------------------------------------------------
Dec 1962              N/A         N/A           N/A         N/A       -6.80            N/A       4.08
Dec 1963              N/A         N/A           N/A         N/A       13.10            N/A       4.17
Dec 1964              N/A         N/A           N/A         N/A       12.36            N/A       4.19
Dec 1965              N/A         N/A           N/A         N/A        9.80            N/A       4.23
Dec 1966              N/A         N/A           N/A         N/A       -5.86            N/A       4.45
Dec 1967              N/A         N/A           N/A         N/A       15.09            N/A       4.67
Dec 1968              N/A         N/A           N/A         N/A       13.97            N/A       4.68
Dec 1969              N/A         N/A           N/A         N/A       -9.01            N/A       4.80
Dec 1970              N/A         N/A           N/A         N/A        5.62            N/A       5.14
Dec 1971              N/A         N/A           N/A         N/A       13.90            N/A       5.30
Dec 1972             8.01         N/A           N/A         N/A       11.13            N/A       5.37
Dec 1973           -15.52         N/A           N/A         N/A      -12.24            N/A       5.51
Dec 1974           -21.40         N/A           N/A         N/A      -18.71            N/A       5.96
Dec 1975            19.30         N/A           N/A         N/A       27.10            N/A       6.21
Dec 1976            47.59         N/A           N/A         N/A       26.03            N/A       6.23
Dec 1977            22.42         N/A           N/A         N/A       -0.72            N/A       6.39
Dec 1978            10.34         N/A         13.04         N/A        4.80            N/A       6.56
Dec 1979            35.86       43.07         70.81         N/A       14.67            N/A       7.29
Dec 1980            24.37       38.60         22.08         N/A       19.70            N/A       8.78
Dec 1981             6.00        2.03          7.18         N/A        1.86            N/A      10.71
Dec 1982            21.60       24.95         24.47       22.69       30.63            N/A      11.19
Dec 1983            30.64       29.13         27.61       26.08       17.44            N/A       9.71
Dec 1984            20.93       -7.30         20.64        1.18        7.46            N/A       9.92
Dec 1985            19.10       31.05         20.14       35.59       29.83            N/A       9.02
Dec 1986            19.16        5.68         20.30       16.21       18.43            N/A       7.84
Dec 1987            -3.64       -8.80         -7.86       -2.04        4.13            N/A       6.92
Dec 1988            13.49       25.02         24.18       20.87       11.18          40.43       7.20
Dec 1989             8.84       16.26          2.37       35.55       19.70          64.96       7.91
Dec 1990           -15.35      -19.48        -33.46       -5.12        0.66         -10.55       7.80
Dec 1991            35.70       46.04         20.03       50.10       25.83          59.91       4.61
Dec 1992            14.59       18.41          7.36       11.91        7.46          11.40       2.89
Dec 1993            19.65       18.88         15.24       13.95       11.95          74.83       2.73
Dec 1994             3.17       -1.82          1.64       -3.58       -2.05          -7.32       4.96
Dec 1995            15.27       28.45         13.65       30.95       24.89          -5.21       5.24
Dec 1996            35.26       16.50         36.87       19.20       13.05           6.03       4.95
Dec 1997            20.29       22.36         19.80       32.25       20.30         -11.59       5.17
Dec 1998           -17.51       -2.55        -17.43       19.11       15.09         -25.34       4.63
Dec 1999            -4.62       21.26         14.72       14.72        8.98          66.41       5.29
Dec 2000            25.77       -3.02         30.74       17.50        2.39         -30.61       3.71

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               MSCI All
                      MSCI      Country                              Merrill Lynch
                       All         (AC)                     Merrill       Index of                            Lipper
                   Country         Asia         Lehman        Lynch    Convertible               Lipper     Growth &
                 (AC) Asia      Pacific       Brothers   High Yield          Bonds   Russell     Growth       Income
                      Free         Free      Aggregate    Master II   (Speculative     1000(R)     Fund         Fund
                  ex Japan     ex Japan     Bond Index        Index       Quality)     Index      Index        Index
---------------------------------------------------------------------------------------------------------------------
Dec 1925               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1926               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1927               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1928               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1929               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1930               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1931               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1932               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1933               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1934               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1935               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1936               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1937               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1938               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1939               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1940               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1941               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1942               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1943               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1944               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1945               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1946               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1947               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1948               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1949               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1950               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1951               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1952               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1953               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1954               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1955               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1956               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1957               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1958               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1959               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1960               N/A          N/A            N/A          N/A            N/A       N/A       6.36         3.04
Dec 1961               N/A          N/A            N/A          N/A            N/A       N/A      30.16        26.00

                                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               MSCI All
                      MSCI      Country                              Merrill Lynch
                       All         (AC)                     Merrill       Index of                            Lipper
                   Country         Asia         Lehman        Lynch    Convertible               Lipper     Growth &
                 (AC) Asia      Pacific       Brothers   High Yield          Bonds   Russell     Growth       Income
                      Free         Free      Aggregate    Master II   (Speculative     1000(R)     Fund         Fund
                  ex Japan     ex Japan     Bond Index        Index       Quality)     Index      Index        Index
---------------------------------------------------------------------------------------------------------------------
Dec 1962               N/A          N/A            N/A          N/A            N/A       N/A     -16.84       -11.87
Dec 1963               N/A          N/A            N/A          N/A            N/A       N/A      22.43        19.10
Dec 1964               N/A          N/A            N/A          N/A            N/A       N/A      14.99        15.23
Dec 1965               N/A          N/A            N/A          N/A            N/A       N/A      26.61        19.00
Dec 1966               N/A          N/A            N/A          N/A            N/A       N/A      -1.80        -6.04
Dec 1967               N/A          N/A            N/A          N/A            N/A       N/A      45.31        27.59
Dec 1968               N/A          N/A            N/A          N/A            N/A       N/A      15.34        15.29
Dec 1969               N/A          N/A            N/A          N/A            N/A       N/A     -10.62       -11.80
Dec 1970               N/A          N/A            N/A          N/A            N/A       N/A      -8.57         1.10
Dec 1971               N/A          N/A            N/A          N/A            N/A       N/A      26.17        13.77
Dec 1972               N/A          N/A            N/A          N/A            N/A       N/A      18.08        12.87
Dec 1973               N/A          N/A            N/A          N/A            N/A       N/A     -24.75       -14.27
Dec 1974               N/A          N/A            N/A          N/A            N/A       N/A     -30.73       -20.85
Dec 1975               N/A          N/A            N/A          N/A            N/A       N/A      32.83        34.62
Dec 1976               N/A          N/A          15.60          N/A            N/A       N/A      20.07        25.66
Dec 1977               N/A          N/A           3.04          N/A            N/A       N/A      -2.62        -3.64
Dec 1978               N/A          N/A           1.39          N/A            N/A       N/A      12.53         7.99
Dec 1979               N/A          N/A           1.93          N/A            N/A     22.31      29.29        23.87
Dec 1980               N/A          N/A           2.71          N/A            N/A     31.88      38.67        28.27
Dec 1981               N/A          N/A           6.25          N/A            N/A     -5.10      -6.82        -1.39
Dec 1982               N/A          N/A          32.62          N/A            N/A     20.30      24.04        24.17
Dec 1983               N/A          N/A           8.36          N/A            N/A     22.13      21.35        22.76
Dec 1984               N/A          N/A          15.15          N/A            N/A      4.75      -3.60         4.29
Dec 1985               N/A          N/A          22.10          N/A            N/A     32.27      30.14        28.55
Dec 1986               N/A          N/A          15.26          N/A            N/A     17.87      15.59        17.63
Dec 1987               N/A          N/A           2.76         4.47            N/A      2.94       3.25         2.64
Dec 1988             30.00        30.45           7.89        13.36          16.19     17.23      14.13        18.35
Dec 1989             32.13        21.43          14.53         2.31           9.82     30.42      27.47        23.73
Dec 1990             -6.54       -11.86           8.96        -4.36          -8.61     -4.16      -5.41        -5.99
Dec 1991             30.98        32.40          16.00        39.17          37.53     33.03      36.33        27.75
Dec 1992             21.81         9.88           7.40        17.44          24.06      9.04       7.63         9.63
Dec 1993            103.39        84.94           9.75        16.69          19.37     10.15      11.98        14.62
Dec 1994            -16.94       -12.59          -2.92        -1.03          -6.91      0.38      -1.57        -0.41
Dec 1995              4.00        10.00          18.47        20.46          25.14     37.77      32.65        31.14
Dec 1996             10.05         8.08           3.63        11.27          15.29     22.45      17.53        20.67
Dec 1997            -40.31       -34.20           9.65        13.27          16.76     32.85      28.03        26.88
Dec 1998             -7.79        -4.42           8.69         2.95          12.62     27.02      25.69        13.58
Dec 1999             64.67        49.83          -0.82         2.51          38.91     20.91      27.96        11.86
Dec 2000            -35.22       -29.97          11.63        -5.12          18.86     -7.79     -10.88         0.39

                            PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                              MSCI All
                                               Country
                                                 World      Russell       Russell
                      MSCI         MSCI           Free      1000(R)       1000(R)         Nasdaq
                    Europe        World        ex U.S.       Growth         Value      Composite
                     Index        Index          Index        Index         Index          Index
--------------------------------------------------------------------------------------------------
Dec 1925               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1926               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1927               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1928               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1929               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1930               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1931               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1932               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1933               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1934               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1935               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1936               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1937               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1938               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1939               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1940               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1941               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1942               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1943               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1944               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1945               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1946               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1947               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1948               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1949               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1950               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1951               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1952               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1953               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1954               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1955               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1956               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1957               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1958               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1959               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1960               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1961               N/A          N/A            N/A          N/A           N/A            N/A

                       PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                              MSCI All
                                               Country
                                                 World      Russell       Russell
                      MSCI         MSCI           Free      1000(R)       1000(R)         Nasdaq
                    Europe        World        ex U.S.       Growth         Value      Composite
                     Index        Index          Index        Index         Index          Index
-------------------------------------------------------------------------------------------------
Dec 1962               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1963               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1964               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1965               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1966               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1967               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1968               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1969               N/A          N/A            N/A          N/A           N/A            N/A
Dec 1970            -10.64        -3.09            N/A          N/A           N/A            N/A
Dec 1971             26.33        18.36            N/A          N/A           N/A            N/A
Dec 1972             14.40        22.48            N/A          N/A           N/A          17.18
Dec 1973             -8.77       -15.24            N/A          N/A           N/A         -31.06
Dec 1974            -24.07       -25.47            N/A          N/A           N/A         -35.11
Dec 1975             41.45        32.80            N/A          N/A           N/A          29.76
Dec 1976             -7.80        13.40            N/A          N/A           N/A          26.10
Dec 1977             21.90         0.68            N/A          N/A           N/A           7.33
Dec 1978             21.88        16.52            N/A          N/A           N/A          12.31
Dec 1979             12.31        10.95            N/A        23.91         20.55          28.11
Dec 1980             11.90        25.67            N/A        39.57         24.41          33.88
Dec 1981            -12.46        -4.79            N/A       -11.31          1.26          -3.21
Dec 1982              3.97         9.71            N/A        20.46         20.04          18.67
Dec 1983             20.96        21.93            N/A        15.98         28.28          19.87
Dec 1984              0.62         4.72            N/A        -0.95         10.10         -11.22
Dec 1985             78.93        40.56            N/A        32.85         31.51          31.36
Dec 1986             43.85        41.89            N/A        15.36         19.98           7.36
Dec 1987              3.66        16.16            N/A         5.31          0.50          -5.26
Dec 1988             15.81        23.29          27.90        11.27         23.16          15.41
Dec 1989             28.51        16.61          12.03        35.92         25.19          19.26
Dec 1990             -3.85       -17.02         -22.74        -0.26         -8.08         -17.80
Dec 1991             13.11        18.28          13.96        41.16         24.61          56.84
Dec 1992             -4.71        -5.23         -10.97         5.00         13.81          15.45
Dec 1993             29.28        22.50          34.90         2.90         18.12          14.75
Dec 1994              2.28         5.08           6.63         2.66         -1.99          -3.20
Dec 1995             21.62        20.72           9.94        37.19         38.35          39.92
Dec 1996             21.09        13.48           6.68        23.12         21.64          22.71
Dec 1997             23.80        15.76           2.04        30.49         35.18          21.64
Dec 1998             28.53        24.34          14.46        38.71         15.63          39.63
Dec 1999             15.89        24.93          30.91        33.16          7.35          85.59
Dec 2000             -8.39       -13.18         -15.09       -22.42          7.01         -39.29

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                   MSCI               MSCI
                      MSCI        World        World Tele-
                     World       Health      communication
                Financials         Care           Services
                     Index        Index              Index
-----------------------------------------------------------
Dec 1925               N/A          N/A                N/A
Dec 1926               N/A          N/A                N/A
Dec 1927               N/A          N/A                N/A
Dec 1928               N/A          N/A                N/A
Dec 1929               N/A          N/A                N/A
Dec 1930               N/A          N/A                N/A
Dec 1931               N/A          N/A                N/A
Dec 1932               N/A          N/A                N/A
Dec 1933               N/A          N/A                N/A
Dec 1934               N/A          N/A                N/A
Dec 1935               N/A          N/A                N/A
Dec 1936               N/A          N/A                N/A
Dec 1937               N/A          N/A                N/A
Dec 1938               N/A          N/A                N/A
Dec 1939               N/A          N/A                N/A
Dec 1940               N/A          N/A                N/A
Dec 1941               N/A          N/A                N/A
Dec 1942               N/A          N/A                N/A
Dec 1943               N/A          N/A                N/A
Dec 1944               N/A          N/A                N/A
Dec 1945               N/A          N/A                N/A
Dec 1946               N/A          N/A                N/A
Dec 1947               N/A          N/A                N/A
Dec 1948               N/A          N/A                N/A
Dec 1949               N/A          N/A                N/A
Dec 1950               N/A          N/A                N/A
Dec 1951               N/A          N/A                N/A
Dec 1952               N/A          N/A                N/A
Dec 1953               N/A          N/A                N/A
Dec 1954               N/A          N/A                N/A
Dec 1955               N/A          N/A                N/A
Dec 1956               N/A          N/A                N/A
Dec 1957               N/A          N/A                N/A
Dec 1958               N/A          N/A                N/A
Dec 1959               N/A          N/A                N/A
Dec 1960               N/A          N/A                N/A
Dec 1961               N/A          N/A                N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                   MSCI                 MSCI
                      MSCI        World          World Tele-
                     World       Health        communication
                Financials         Care             Services
                     Index        Index                Index
-------------------------------------------------------------
Dec 1962               N/A          N/A                  N/A
Dec 1963               N/A          N/A                  N/A
Dec 1964               N/A          N/A                  N/A
Dec 1965               N/A          N/A                  N/A
Dec 1966               N/A          N/A                  N/A
Dec 1967               N/A          N/A                  N/A
Dec 1968               N/A          N/A                  N/A
Dec 1969               N/A          N/A                  N/A
Dec 1970               N/A          N/A                  N/A
Dec 1971               N/A          N/A                  N/A
Dec 1972               N/A          N/A                  N/A
Dec 1973               N/A          N/A                  N/A
Dec 1974               N/A          N/A                  N/A
Dec 1975               N/A          N/A                  N/A
Dec 1976               N/A          N/A                  N/A
Dec 1977               N/A          N/A                  N/A
Dec 1978               N/A          N/A                  N/A
Dec 1979               N/A          N/A                  N/A
Dec 1980               N/A          N/A                  N/A
Dec 1981               N/A          N/A                  N/A
Dec 1982               N/A          N/A                  N/A
Dec 1983               N/A          N/A                  N/A
Dec 1984               N/A          N/A                  N/A
Dec 1985               N/A          N/A                  N/A
Dec 1986               N/A          N/A                  N/A
Dec 1987               N/A          N/A                  N/A
Dec 1988               N/A          N/A                  N/A
Dec 1989               N/A          N/A                  N/A
Dec 1990               N/A          N/A                  N/A
Dec 1991               N/A          N/A                  N/A
Dec 1992               N/A          N/A                  N/A
Dec 1993               N/A          N/A                  N/A
Dec 1994               N/A          N/A                  N/A
Dec 1995               N/A          N/A                  N/A
Dec 1996               N/A          N/A                  N/A
Dec 1997               N/A          N/A                  N/A
Dec 1998               N/A          N/A                  N/A
Dec 1999              8.57       -10.08                44.66
Dec 2000             10.62        26.96               -42.49

Source: Lipper, Inc., Ibbotson Associates and The Wall Street Journal

21.   APPENDIX D - OTHER PIONEER INFORMATION


The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.


As of December 31, 2000, Pioneer and its investment management affiliates employed a professional investment staff of approximately 150.

Total assets of all Pioneer's U.S. mutual funds at December 31, 2000, were over $22 billion representing 1,345,985 shareholder accounts, including 830,459 non-retirement accounts and 515,526 retirement accounts.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits
Amended Form N-1A
Exhibit Reference:

     (a)                   1(a).  Agreement and Declaration of Trust(1)
     (a)                   1(b).  Certificate of Trust(1)
     (b)                   2.     Restated By-Laws(4)
     (c)                   4.     Not Applicable
     (d)                   5.     Management Contract(4)
     (e)                   6(a).  Underwriting Agreement(4)
     (e)                   6(b).  Form of Sales Agreement(1)
     (f)                   7.     None
     (g)                   8(a).  Custodian  Agreement  with  Brown Brothers
                                  Harriman & Co.(2)
     (h)                   9.     Investment Company Service Agreement(4)
     (h)                   9.1    Administration Agreement(3)
     (i)                   10.    Opinion of Legal Counsel(1)
     (j)                   11.    Consent of Independent Public Accountants(4)
     (k)                   12.    None
     (l)                   13.    Share Purchase Agreement(1)
     (m)                   15.    Distribution Plan(4)
     (n)                   17.    Not Applicable
     (o)                   19.    Code of Ethics(4)
     N/A                   20.    Powers of Attorney(4)

---------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-42105) as filed electronically with the Securities and Exchange Commission ("SEC") on March 12, 1998 (Accession No. 0001051010-99-000047).

(2) Previously filed. Incorporated by reference from the exhibit filed with Registrant's Registration Statement (File No.333-42105) as filed electronically with the SEC on December 12, 1997 (Accession No. 0001051010-97-000012).

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-42105) as filed electronically with the SEC on February 24, 1999 (Accession No. 0001051010-99-000004).

(4)  Filed herewith.

Item 24. Persons Controlled By or Under Common Control With Registrant

     None.

Item 25. Indemnification

         Except for the Agreement and Declaration of Trust, dated December 8, 1997 (the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

William A. Misata      Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Barry G. Knight        Vice President               None

William H. Spencer IV  Senior Vice President,
                       Divisional Sales Manager     None

Jeffrey H. Saunders    Senior Vice President,
                       Divisional Sales Manager

Nate Algiere           Senior Vice President,
                       Divisional Sales Manager     None

Sherwood L. Harris     Senior Vice President,
                       Divisional Sales Manager     None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)  Not applicable.

Item 28. Location of Accounts and Records

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 29. Management Services

         Not applicable.

Item 32. Undertakings

         Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of April 2001.

                                             PIONEER INDEPENDENCE FUND



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple                Dated: April 30, 2001)
         David D. Tripple
         Attorney-in-fact

Exhibit Number          Exhibit

(b)     2.              Restated By-Laws

(d)     5.              Management Contract

(e)     6(a).           Underwriting Agreement

(h)     9.              Investment Company Service Agreement

(j)     11.             Consent of Independent Public Accountants

(m)     15.             Distribution Plan

(o)     19.             Code of Ethics

N/A     20.             Powers of Attorney